Assets Charged As Security For Liabilities And Collateral Accepted As Security For Assets	6 Months Ended
Jun. 30, 2020
Disclosure of assets pledged as security [abstract]
Assets Charged As Security For Liabilities And Collateral Accepted As Security For Assets	28. ASSETS CHARGED AS SECURITY FOR LIABILITIES AND COLLATERAL ACCEPTED AS SECURITY FOR ASSETS
Securitisations and covered bonds
As described in Note 14 to the Consolidated Financial Statements in the 2019 Annual Report, Santander UK plc and certain of its subsidiaries issue securitisations and covered bonds. At 30 June 2020, there were £38,265m (2019: £36,391m) of gross assets in these secured programmes and £1,200m (2019: £166m) of these related to internally retained issuances that were available for use as collateral for liquidity purposes in the future.
At 30 June 2020, a total of £4,796m (2019: £4,728m) of notes issued under securitisation and covered bond programmes had been retained internally, a proportion of which had been used as collateral for raising funds via third party bilateral secured funding transactions, which totalled £1,581m at 30 June 2020 (2019: £1,581m), or for use as collateral for liquidity purposes in the future.